Short-Term Investments and Short-Term Investments, Related Party (Details) - Schedule of amortized cost and fair value of investment securities held-to-maturity - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Schedule of Held-to-maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Amortized Cost	$ 8,748,355	$ 9,040,024
Investment Securities Held-to-Maturity, Unrealized Gains
Investment Securities Held-to-Maturity, Unrealized Losses
Estimated fair value	8,748,355	9,040,024
Corporate Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Amortized Cost	2,137,315	5,073,548
Investment Securities Held-to-Maturity, Unrealized Gains
Investment Securities Held-to-Maturity, Unrealized Losses
Estimated fair value	2,137,315	5,073,548
Related party investment -wealth management product [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Amortized Cost	6,611,040	3,966,476
Investment Securities Held-to-Maturity, Unrealized Gains
Investment Securities Held-to-Maturity, Unrealized Losses
Estimated fair value	$ 6,611,040	$ 3,966,476